Pension and other schemes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension and other schemes
Pension cost, contributions payable	£ 2,068	£ 2,231
Outstanding defined contribution pension costs	£ 8	£ 15